ACCOUNTING PRINCIPLES AND POLICIES - Going concern (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Cash and cash equivalents, including restricted cash	$ 189,700	$ 192,963	$ 206,664